Management of Financial Risks	12 Months Ended
Dec. 31, 2017
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Management of Financial Risks

Note 23: Management of Financial Risks

The principal financial instruments of the Company are comprised of financial assets, cash, and investment securities. The purpose of managing these instruments is to allow the business activities of the Company to be financed. It is not the Company’s policy to subscribe to financial instruments for speculative purposes. The Company does not utilize derivatives.

The principal risks to which the Company is exposed are liquidity risk, interest rate risk and credit risk.

Liquidity Risk

As of December 31, 2017, the Company had €137.9 million of cash and cash equivalents on hand compared to €256.5 million of cash and cash equivalents as of December 31, 2016. The Company has incurred operating losses and negative cash flows from operations since inception, incurred a net loss of €147.7 million during the year ended December 31, 2017, and has an accumulated deficit and reserves of €279.3 million as of December 31, 2017. Net cash used in operating activities was €114.3 million for the year ended December 31, 2017 and €59.5 million for the year ended December 31, 2016.

The Company has primarily funded these losses through equity financings. To date, the Company has no product revenue, and management expects operating losses to continue for the foreseeable future. As the Company continues to actively prepare for the launch of a product in the United States in 2019, if approved, current cash and cash equivalents on hand are not projected to be sufficient to support the Company’s current operating plan for the next 12 months. As such, there are material uncertainties regarding the Company’s ability to continue as a going concern.

The Company expects to seek additional funds, most likely from equity or debt financings. To the extent that the Company raises additional funds by issuing equity securities, stockholders may experience significant dilution. However, no assurance can be given at this time as to whether the Company will be able to achieve these financing objective. If the Company does not obtain sufficient funds when needed, the Company could scale back its operating plan, notably by deferring or limiting some or all of its research or development projects.

The financial statements have been prepared on a going concern basis assuming that the Company will either be successful in its financing objections or that the Company will modify its operating plans such that the Company’s current cash and cash equivalents will be sufficient to fund the Company’s operations for a period of at least 12 months. As such, no adjustments have been made to the financial statements relating to the recoverability and classification of the asset carrying amounts or classification of liabilities that might be necessary should the Company not be able to continue as a going concern.

Interest Rate Risk

The Company’s exposure to interest-rate risk primarily involves investment securities. These are composed of money market funds and time deposit accounts. Changes in interest rates have a direct impact on the rate of return on these investments and the cash flows generated.

The Company has no variable rate debt. The repayment flows of its debts are not subject to interest rate risk.

The repayment of the conditional advances may vary depending on whether or not objectives are attained. The change in the flows of the anticipated repayments is treated in the income statement (Note 3.9).

As of this date, the Company has not contracted borrowings from credit institutions and, therefore, has only very low exposure to interest rate risk.

Credit Risk

The credit risk related to the cash, the cash equivalents, and the current financial instruments is not significant in light of the quality of the co-contracting financial institutions.

Fair Value

The fair value of financial instruments traded on an active market, such as the securities available for sale, is based on the market rate as of the closing date. The market prices used for the financial assets owned by the Company are the bid prices in effect on the market as of the valuation date.

The nominal value, less the provisions for depreciation, of the accounts receivable and current debts, is presumed to approximate the fair value of those items.

Foreign Exchange Risk

The Company is exposed to a very insignificant foreign exchange risk inherent in some of its supplies obtained in the United States, which have been invoiced in US dollars. As of this date, the company does not make sales revenue in dollars or in any other currency other than the euro; the Company does not receive any full or partial mechanical endorsement. The exposure to currencies other than the U.S. dollar is negligible.

For 2015, 2016 and 2017, less than 12%, respectively, of our purchases and other external expenses have been made in U.S. dollars, generating negligible net annual foreign exchange results.

In light of these insignificant amounts, the Company has not adopted, at this stage, a hedging mechanism in order to protect its business activity against fluctuations in exchange rates. The Company cannot rule out the possibility that a significant increase in its business, particularly in the United States, may result in greater exposure to exchange rate risk and should thus consider adopting an appropriate policy for hedging against these risks.